Segment - Schedule of Financial Information, Including Significant Segment Expenses (Details) - USD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Selling and marketing		$ 6,486	$ 8,014	$ 125,427
Share-based compensation		3,226,000	245,000	449,000
Total operating expenses		11,724,461	3,769,985	4,736,726
Operating loss		(11,724,461)	(3,769,985)	(4,736,726)
Income tax expense
Net Income (Loss)		(11,701,941)	(3,584,213)	(4,301,837)
Segment [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Selling and marketing		6,486	8,014	125,427
Depreciation		80,908	77,692	305,780
Total operating expenses		11,724,461	3,769,985	4,736,726
Operating loss		(11,724,461)	(3,769,985)	(4,736,726)
Other income, net		22,520	185,772	373,505
Income tax expense
Net Income (Loss)		(11,701,941)	(3,584,213)	(4,363,221)
Segment [Member] | Share-based compensation [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
General and administrative		3,223,160	197,361	478,094
Research and development		2,423	47,447	(28,783)
Share-based compensation		3,225,583	244,808	449,311
Segment [Member] | General and administrative [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Salaries and related benefit		2,383,902	912,948	1,214,852
Professional fees		3,709,008	583,293	303,577
Rental expenses		450,699	542,749	521,814
Other expenses	[1]	570,671	499,638	720,949
General and administrative		7,114,280	2,538,628	2,761,192
Segment [Member] | Research and development [Member]
Schedule of Financial Information, Including Significant Segment Expenses [Line Items]
Salaries and related benefit		1,009,370	593,804	606,761
Supplies and materials		74,571	73,325	85,910
Other expenses	[1]	213,263	233,714	402,345
Research and development		$ 1,297,204	$ 900,843	$ 1,095,016

[1]	Other expenses include travelling, transportation, entertainment and other sundries expenses.